Expense Example - ClassA ClassR ClassY - Victory RS Partners Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	714	1,023	1,354	2,287	184	789	1,420	3,119	114	379	665	1,479